As filed with the Securities and Exchange Commission on February 13, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Item 1. Schedule of Investments.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 86.6%
Accommodation & Food Services: 4.6%
102,664	Diamond Resorts International, Inc. *	$2,864,326
27,264	DineEquity, Inc.	2,825,641
		5,689,967
Administrative and Support Services: 0.9%
60,938	Manulife Financial Corp.	1,163,306

Air Transportation: 1.2%
28,912	Delta Air Lines, Inc.	1,422,181

Beverage & Tobacco Products: 1.8%
23,054	PepsiCo, Inc.	2,179,986

Chemical Manufacturing: 12.6%
27,369	Abbott Laboratories	1,232,152
17,393	Colgate Palmolive Co.	1,203,422
80,264	Ferro Corp. *	1,040,221
24,198	Gilead Sciences, Inc. *	2,280,903
48,159	Green Plains Renewable Energy, Inc.	1,193,380
10,057	International Flavors & Fragrances, Inc.	1,019,378
11,167	Johnson & Johnson	1,167,733
24,168	LyondellBasell Industries NV	1,918,698
38,306	Merck & Co., Inc.	2,175,398
76,017	Pfizer, Inc.	2,367,930
		15,599,215
Computer & Electronic Products: 12.8%
12,329	Apple, Inc.	1,360,875
24,203	Cyberonics, Inc. *	1,347,623
65,284	Hewlett-Packard Co.	2,619,847
15,453	International Business Machines Corp.	2,479,279
30,637	Micron Technology, Inc. *	1,072,601
25,675	PerkinElmer, Inc.	1,122,768
30,111	QUALCOMM, Inc.	2,238,151
23,550	Texas Instruments, Inc.	1,259,101
8,436	Thermo Fisher Scientific, Inc.	1,056,946
28,649	Tyco International Ltd.	1,256,545
		15,813,736
Credit Intermediation: 9.3%
24,794	American Express Co.	2,306,834
72,121	Bank of America Corp.	1,290,245
40,056	Cathay General Bancorp	1,025,033
16,736	Cullen/Frost Bankers, Inc.	1,182,231
22,764	Prosperity Bancshares, Inc.	1,260,215
58,900	TCF Financial Corp.	935,921
47,206	The Toronto-Dominion Bank	2,255,502

53,995	ViewPoint Financial Group, Inc.	1,287,781
		11,543,762
Electrical Equipment, Appliance & Component Manufacturing: 1.0%
19,706	Emerson Electric Co.	1,216,451

Entertainment: 1.7%
28,348	Viacom, Inc.	2,133,187

Fabricated Metal Product Manufacturing: 1.0%
17,835	Lincoln Electric Holdings, Inc.	1,232,220

Food Manufacturing: 4.9%
47,482	Archer-Daniels-Midland Co.	2,469,064
28,818	Cal-Maine Foods, Inc.	1,124,767
41,257	Pilgrim's Pride Corp. *	1,352,817
12,652	Sanderson Farms, Inc.	1,063,084
		6,009,732
Food Services: 1.0%
12,821	Domino's Pizza, Inc.	1,207,354

Hospitals: 1.1%
18,411	HCA Holdings, Inc. *	1,351,183

Information Services: 1.7%
3,900	Google, Inc. - Class A *	2,069,574

Insurance: 4.0%
17,242	Assurant, Inc.	1,179,870
36,578	The Hanover Insurance Group, Inc.	2,608,743
10,199	PartnerRe Ltd.	1,164,012
		4,952,625
Machinery Manufacturing: 2.7%
31,127	ITT Corp.	1,259,399
19,690	The Scotts Miracle-Gro Co.	1,227,081
10,484	SPX Corp.	900,785
		3,387,265
Medical Equipment & Supplies Manufacturing: 1.1%
23,748	Align Technology, Inc. *	1,327,751

Merchant Wholesalers: 1.9%
8,200	Acuity Brands, Inc.	1,148,574
8,643	Costco Wholesale Corp.	1,225,145
		2,373,719
Oil & Gas Extraction: 0.9%
79,371	Encana Corp.	1,100,876

Oil & Gas Support Services: 0.8%
47,476	Superior Energy Services, Inc.	956,641

Paper Manufacturing: 1.1%
37,472	Boise Cascade Co. *	1,392,085

Professional, Scientific & Technical Services: 5.3%
25,851	Amdocs Ltd.	1,206,078

37,257	CDW Corp.	1,310,329
12,490	Celgene Corp. *	1,397,131
29,248	Nielsen Holding NV	1,308,263
25,416	Solera Holdings, Inc.	1,300,791
		6,522,592
Publishing Industries: 0.7%
26,310	Aspen Technology, Inc. *	921,376

Rail Transportation: 2.7%
33,173	Canadian National Railway Co.	2,285,951
8,650	Union Pacific Corp.	1,030,475
		3,316,426
Real Estate: 0.9%
61,703	ClubCorp Holdings, Inc.	1,106,335

Securities & Financial Services: 1.0%
50,941	E-Trade Financial Corp. *	1,235,574

Telecommunications: 1.0%
33,572	TELUS Corp.	1,209,935

Transportation Equipment Manufacturing: 3.1%
8,721	General Dynamics Corp.	1,200,184
23,620	Magna International, Inc.	2,567,258
		3,767,442
Truck Transportation: 1.0%
16,777	Landstar Systems, Inc.	1,216,836

Utilities: 1.9%
54,849	Korea Electric Power Corp. - ADR	1,061,877
26,919	Vectren Corp.	1,244,465
		2,306,342
Water Transportation: 0.9%
13,777	Kirby Corp. *	1,112,355

TOTAL COMMON STOCKS
(Cost $100,438,961)		106,838,029

REAL ESTATE INVESTMENT TRUSTS: 2.0%
Real Estate Investment Trusts: 2.0%
33,300	Apartment Investment & Management Co.	1,237,095
97,830	Strategic Hotels & Resorts, Inc. *	1,294,291
		2,531,386
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $2,152,176)		2,531,386

EXCHANGE-TRADED FUNDS: 10.6%
154,752	iShares Tr 1-3 Year Treasury Bond ETF	13,068,806
TOTAL EXCHANGE-TRADED FUNDS
(Cost $13,078,092)		13,068,806

TOTAL INVESTMENTS IN SECURITIES: 99.2%
(Cost $115,669,229)	122,438,221
Other Assets in Excess of Liabilities: 0.8%	1,001,229
TOTAL NET ASSETS: 100.0%	$123,439,450

*	Non-income producing security.
ADR	American Depository Receipt
ETF	Exchange-Traded Fund

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows+:

	Cost of investments	$115,669,229
	Gross unrealized appreciation	9,123,496
	Gross unrealized depreciation	(2,354,504)
	Net unrealized appreciation	$6,768,992

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

CAN SLIM® SELECT GROWTH FUND
Summary of Fair Value Exposure at December 31, 2014 (Unaudited)

The CAN SLIM® Select Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2014. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$106,838,029	$-	$-	$106,838,029
Real Estate Investment Trusts	2,531,386	-	-	2,531,386
Exchange-Traded Funds	13,068,806	-	-	13,068,806
Total Investments	$122,438,221	$-	$-	$122,438,221

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*           /s/ Elaine E. Richards
Elaine E. Richards, President

Date          2/5/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Elaine E. Richards
Elaine E. Richards, President

Date          2/5/2015

By (Signature and Title)*           /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date          2/4/2015

* Print the name and title of each signing officer under his or her signature.